Other Liabilities and Provisions - Summary of Activity for Provision for Warranty and Other Provisions (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of other provisions [line items]
Balance at the beginning of the year	₨ 1,274	₨ 1,276
Additional provision during the year	324	800
Provision used during the year	(799)	(802)
Balance at the end of the year	799	1,274
Provision for warranty [member]
Disclosure of other provisions [line items]
Balance at the beginning of the year	440	402
Additional provision during the year	317	631
Provision used during the year	(464)	(593)
Balance at the end of the year	293	440
Other provisions [member]
Disclosure of other provisions [line items]
Balance at the beginning of the year	834	874
Additional provision during the year	7	169
Provision used during the year	(335)	(209)
Balance at the end of the year	₨ 506	₨ 834